Income Taxes and Duties - Summary of Expected Benefit for DUC (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure Of Expected Benefit For DUC [abstract]
Expected (benefit) expense		$ (20,837,768)	$ 43,432,712	$ 307,269,035
Increase (decrease) resulting from:
Expected benefit contract		(496,643)	(4,948,542)	(5,797,144)
Duties from prior year		0	(26)	9,860
Non-cumulative profit		(2,291,937,519)	(1,130,442,995)	(593,158,584)
Non-deductible expenses		2,313,271,930	1,091,958,851	291,676,831
Production value		321,353,133	495,394,906	610,206,103
Deductible duties		(21,850,672)	(39,891,325)	(55,005,397)
DUC tax credit		(65,000,000)
Deferred DUC expense		696,449	29,570,063	26,178,078
Deductions cap		(80,589,774)	(112,261,105)	(111,906,534)
DUC from prior years		0	(39)	14,883
Other		0		446,464
Profit sharing duty, net	$ 7,750,336	$ 154,609,136	$ 372,812,500	$ 469,933,595